Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Schedule of disaggregation of revenue

Year ended December 31,	2022	2021
Revenue by source
Operations support services	$688,734	$600,308
Equipment and component sales	48,728	28,603
Construction services	32,077	25,232
	$769,539	$654,143

By commercial terms
Time-and-materials	$523,468	$388,998
Unit-price	234,047	253,840
Lump-sum	12,024	11,305
	$769,539	$654,143

Revenue recognition method
As-invoiced	$522,415	$407,496
Cost-to-cost percent complete	198,396	218,044
Point-in-time	48,728	28,603
	$769,539	$654,143

Schedule of contract balances
Contract assets:

Year ended December 31,	2022	2021
Balance, beginning of year	$9,759	$7,008
Transferred to receivables from contract assets recognized at the beginning of the period	(5,786)	(7,008)
Increases as a result of changes to the estimate of the stage of completion, excluding amounts transferred in the period	10,062	8,838
Increases as a result of work completed, but not yet an unconditional right to consideration	1,767	921
Balance, end of year	$15,802	$9,759
Contract liabilities:

Year ended December 31,	2022	2021
Balance, beginning of year	$3,349	$1,512
Revenue recognized that was included in the contract liability balance at the beginning of the period	(3,349)	(899)
Increases due to cash received, excluding amounts recognized as revenue during the period	1,411	2,736
Balance, end of year	$1,411	$3,349
The following table provides information about revenue recognized from performance obligations that were satisfied (or partially satisfied) in previous periods:

Year ended December 31,	2022	2021
Revenue (derecognized) recognized	$(1,201)	$3,572

Schedule of contract costs	The following table summarizes contract costs included within other assets on the Consolidated Balance Sheets.

	December 31, 2022	December 31, 2021
Fulfillment costs	$—	$2,673